Leases - Future minimum rental payments for operating leases (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
1 year (Including 1 year)	¥ 4,396,500	$ 628,691	¥ 19,881,698
1 year to 2 years (Including 2 years)	718,780	102,784	15,925,475
2 years to 3 years (Including 3 years)			10,233,700
3 years to 4 years (Including 4 years)			9,335,618
4 years to 5 years (Including 5 years)			6,713,328
Over 5 years			14,278,622
Total lease payments	5,115,280	731,475	76,368,441
Less: imputed interest	227,400	32,518	8,965,407
Present value of lease liabilities	4,887,880	698,958	67,403,034
Less: Current portion	(4,232,810)	(605,284)	(18,696,986)
Long-term lease liabilities	¥ 655,070	$ 93,674	¥ 48,706,048